Shareholder's Equity (Weighted-Average Assumptions To Estimate Fair Values) (Details) (USD $)	12 Months Ended
	Jan. 31, 2012 years		Jan. 31, 2011 years		Jan. 31, 2010 years
Shareholder's Equity [Abstract]
Dividend yield	2.90%	[1]	2.30%	[1]	2.10%	[1]
Volatility	17.60%	[2]	17.10%	[2]	18.70%	[2]
Risk-free interest rate	1.30%	[3]	1.80%	[3]	1.40%	[3]
Expected life in years	3.0	[4]	3.1	[4]	3.1	[4]
Weighted-average fair value of options granted	$ 9.61		$ 12.53		$ 10.41

[1]	Expected dividend yield is based on the anticipated dividends over the vesting period.
[2]	Expected volatility is based on historical volatility of the Company's stock.
[3]	Risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant.
[4]	Expected life in years is based on historical exercise and expiration activity of grants with similar vesting periods.